Related Party Transactions (Details) - USD ($)							1 Months Ended				3 Months Ended	6 Months Ended	11 Months Ended
	Mar. 08, 2022	Oct. 29, 2021	Mar. 05, 2021	Mar. 05, 2021	Feb. 03, 2021	Feb. 02, 2021	Sep. 30, 2021	Sep. 25, 2021	Sep. 24, 2021	Sep. 21, 2021	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Aug. 04, 2022
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)											$ 5.96	$ 5.96
Fair value of founder shares												$ 9,680,000	$ 9,680,000
Price per share (in Dollars per share)													$ 5.96
Other expenses										$ 15,000
Promissory note repaid									$ 188,805
Working capital aggregate	$ 500,000
Rental Fees													$ 48,000
Compensation services													$ 40,000
Administrative service fees											$ 45,000	90,000
Due to related party											12,500	12,500
Compensation services											37,500	75,000
Private Placement warrant [Member]
Related Party Transactions (Details) [Line Items]
Working capital loans							$ 1,500,000				1,500,000	$ 1,500,000
Price per warrant (in Dollars per share)												$ 1	$ 1
IPO [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)									$ 10
Investor purchasing percentage												100.00%	100.00%
Proposed public offering [Member]
Related Party Transactions (Details) [Line Items]
Other expenses						$ 300,000
Working capital aggregate							$ 250,000
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Redemption rights (in Shares)							1,386,989
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Professional service								$ 12,500
Founder Share [Member]
Related Party Transactions (Details) [Line Items]
Sponsor payment					$ 25,000
Price per share (in Dollars per share)					$ 0.003
Description of stock split			the Company effected a 1.2 to 1 share recapitalization with respect to its Class B ordinary shares, resulting in the Sponsor holding an aggregate of 8,625,000 Founder Shares.	the Company effected a 1.2 to 1 share recapitalization with respect to its Class B ordinary shares, resulting in the Sponsor holding an aggregate of 8,625,000 Founder Shares.
Founder shares subject to forfeiture (in Shares)												1,625,000	1,625,000
Price per share (in Dollars per share)												$ 12	$ 12
Founder Share [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Founder shares subject to forfeiture (in Shares)			1,125,000	1,125,000
Founder Share [Member] | Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)					$ 0.0001
Sale of share (in Shares)					7,187,500
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Founder shares subject to forfeiture (in Shares)		381,250
Borrowing amount														$ 1,000,000
Due to related party											$ 15,000	$ 15,000
Kingstown [Member]
Related Party Transactions (Details) [Line Items]
Forward purchase agreement (in Shares)										5,000,000
Forward purchase agreement amount										$ 5,000,000
Kingstown [Member] | Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)										$ 10
Forward purchase agreement (in Shares)										5,000,000
Kingstown [Member] | Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Forward purchase agreement amount										$ 50,000,000